FINANCIAL INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2020
FINANCIAL INCOME AND EXPENSES
FINANCIAL INCOME AND EXPENSES

28  – FINANCIAL INCOME AND EXPENSES

Financial income and expenses are detailed as follows:

a)    Financial income

	01.01.2020	01.01.2019	01.01.2018
Detail	12.31.2020	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$

Interest income	7,931,055	3,249,550	1,046,580
Guaranty restatement Ipiranga acquisition	7,674	27,219	—
Recovery PIS and COFINS credits (1)	5,124,810	39,780,620	—
Other financial income	1,882,340	2,098,402	2,893,664
Total	14,945,879	45,155,791	3,940,244
(1)	See Note 6 for more information regarding recovery

b)    Financial costs

	01.01.2020	01.01.2019	01.01.2018
Details	12.31.2020	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$

Bond interest	45,927,500	38,153,036	38,547,682
Bank loan interest	1,186,731	1,337,670	1,828,588
Other financial costs	7,658,606	6,718,314	14,638,390
Total	54,772,837	46,209,020	55,014,660